COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands, ¥ in Millions	Nov. 10, 2022 USD ($)	Dec. 31, 2023 CNY (¥)
Litigation Settlement
Loss related to Litigation Settlement | $	$ (2,250)
Capital Commitment
COMMITMENTS AND CONTINGENCIES
Commitments contracted but not yet reflected		¥ 225.6
Advertising Expenditures
COMMITMENTS AND CONTINGENCIES
Commitments contracted but not yet reflected		¥ 55.6